SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Sep. 30, 2013
Electronic equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Navel Orange Orchards [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	30 years
Navel Orange Orchards [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	11 years